UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING
RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:
811-02538

 Touchstone Investment
Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

 Cincinnati, Ohio 45202-4203

    (Address of principal executive offices)
(Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

 Cincinnati, Ohio 45202-4203

(Name and address of agent for
service)

Registrant's telephone number,
including area code: 800-638-8194

Date of fiscal year end: September
30

Date of reporting period:
July 1, 2012 – June 30, 2013

Form N-PX is to be used by a
registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to
disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington,
DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2012 TO
JUNE 30, 2013

TIT Core Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

TIT High Yield Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

TIT INSTITUTIONAL MONEY MKT FUND
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

TIT Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

Report contains no data for selected criteria.

SIGNATURES

Pursuant to the requirements
of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Touchstone
Investment Trust

By (Signature and Title)* /s/
Jill T. McGruder

Jill T. McGruder, President

(Principal Executive Officer)

Date 8/29/2013

*Print the name and title of
each signing officer under his or her signature.